Cash and balances with the Brazilian Central Bank (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash And Balances With Brazilian Central Bank
Cash	R$ 4,001,885	R$ 4,026,282	R$ 4,266,197
Cash and Foreign currency application abroad	18,001,554	12,630,919	15,882,528
Compromised operations	27,344,519	15,055,356	7,306,408
Interbank Deposit Applications (CDI)	217,376	956,192	991,675
Total	R$ 49,565,334	R$ 32,668,749	R$ 28,446,808